iShares
®
MSCI Emerging Markets ETF
Schedule of Investments
(unaudited)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Brazil  —  3 .4%
Ambev SA ............................. 9,766,927 $ 25,433,514
Axia Energia ............................ 2,478,365 29,204,485
B3 SA - Brasil Bolsa Balcao .................. 10,890,163 30,745,479
Banco Bradesco SA ....................... 3,232,178 10,184,856
Banco BTG Pactual SA ..................... 2,461,819 24,849,482
Banco do Brasil SA ....................... 3,532,103 14,908,302
BB Seguridade Participacoes SA .............. 1,429,681 9,130,610
Caixa Seguridade Participacoes SA ............ 1,217,141 3,671,135
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 986,623 26,067,320
CPFL Energia SA ......................... 454,923 4,147,944
Embraer SA ............................ 1,454,230 22,783,940
Energisa SA ............................ 609,516 5,655,705
Eneva SA
(a)
............................. 1,692,521 6,306,705
Engie Brasil Energia SA .................... 614,159 3,555,273
Equatorial Energia SA ..................... 2,458,168 18,388,424
JBS N.V. , Class A
(a)
....................... 802,913 11,794,792
Klabin SA .............................. 1,684,654 5,589,371
Localiza Rent a Car SA ..................... 1,901,358 16,157,367
MBRF Global Foods Company SA ............. 1,275,346 4,644,703
Motiva Infraestrutura de Mobilidade SA .......... 2,102,469 6,357,213
NU Holdings Ltd. , Class A
(a)
.................. 6,987,925 121,520,016
Petroleo Brasileiro SA - Petrobras .............. 7,778,377 48,729,156
Porto Seguro SA ......................... 405,023 3,544,241
PRIO SA
(a)
............................. 1,736,785 12,250,242
Raia Drogasil SA ......................... 2,663,008 11,898,562
Rede D'Or Sao Luiz SA
(b)
................... 1,661,995 14,755,368
Rumo SA .............................. 2,633,560 8,333,098
StoneCo Ltd. , Class A
(a)
.................... 444,650 7,492,352
Suzano SA ............................. 1,429,992 12,792,064
Telefonica Brasil SA ....................... 1,696,597 11,213,493
TIM SA ............................... 1,745,500 8,201,268
TOTVS SA ............................. 1,129,284 9,116,189
Ultrapar Participacoes SA ................... 1,508,442 6,231,188
Vale SA ............................... 7,459,732 94,066,817
Vibra Energia SA ......................... 2,211,542 10,328,829
WEG SA .............................. 3,463,622 28,492,303
XP, Inc. , Class A ......................... 812,754 16,019,381
704,561,187
a
Chile  —  0 .4%
Banco de Chile .......................... 94,585,192 17,909,616
Banco de Credito e Inversiones SA ............. 176,913 10,130,117
Banco Santander Chile ..................... 138,874,047 10,376,129
Cencosud SA ........................... 2,710,785 8,513,368
Empresas CMPC SA ...................... 2,374,845 3,326,185
Empresas Copec SA ...................... 810,799 5,770,232
Enel Americas SA ........................ 31,206,343 3,025,554
Enel Chile SA ........................... 60,427,107 4,687,401
Falabella SA ............................ 1,312,302 8,514,453
Latam Airlines Group SA .................... 656,070,294 15,847,245
Plaza SA .............................. 1,045,000 3,595,882
91,696,182
a
China  —  28 .8%
360 Security Technology, Inc. , Class A ........... 927,706 1,793,853
37 Interactive Entertainment Network Technology
Group Co. Ltd. , Class A ................... 271,288 793,099
3SBio, Inc.
(a) (b)
........................... 3,754,000 15,130,485
AAC Technologies Holdings, Inc. .............. 1,620,500 7,668,291
Accelink Technologies Co. Ltd. , Class A .......... 109,400 944,588
ACM Research Shanghai, Inc. , Class A .......... 28,096 630,950
Security Shares Value
a
China (continued)
Advanced Micro-Fabrication Equipment, Inc. China ,
Class A .............................. 78,732 $ 3,008,153
AECC Aviation Power Co. Ltd. , Class A .......... 326,573 1,720,686
Agricultural Bank of China Ltd. , Class A .......... 10,486,723 11,926,761
Agricultural Bank of China Ltd. , Class H .......... 57,227,000 42,929,014
Aier Eye Hospital Group Co. Ltd. , Class A ........ 1,170,117 1,907,943
Air China Ltd. , Class A
(a)
.................... 1,395,893 1,588,750
Akeso, Inc.
(a) (b) (c)
.......................... 1,325,000 21,058,410
Alibaba Group Holding Ltd. .................. 35,360,456 695,709,615
Alibaba Health Information Technology Ltd.
(a)
...... 11,528,000 8,313,664
Aluminum Corp. of China Ltd. , Class A .......... 1,543,700 2,305,493
Aluminum Corp. of China Ltd. , Class H .......... 7,894,000 10,676,966
Amlogic Shanghai Co. Ltd. , Class A
(a)
........... 43,282 557,355
Angel Yeast Co. Ltd. , Class A ................. 58,200 338,062
Anhui Conch Cement Co. Ltd. , Class A .......... 476,986 1,543,508
Anhui Conch Cement Co. Ltd. , Class H .......... 2,531,500 7,631,518
Anhui Gujing Distillery Co. Ltd. , Class A .......... 46,685 1,100,182
Anhui Gujing Distillery Co. Ltd. , Class B .......... 249,600 3,145,305
Anhui Jianghuai Automobile Group Corp. Ltd. , Class
A
(a)
................................. 271,400 1,888,075
Anker Innovations Technology Co. Ltd. , Class A .... 70,100 1,101,431
ANTA Sports Products Ltd.
(c)
................. 2,603,202 28,516,609
APT Medical, Inc. , Class A ................... 17,442 578,326
Autohome, Inc. , ADR ...................... 128,070 3,042,943
Avary Holding Shenzhen Co. Ltd. , Class A ........ 287,804 1,849,245
AviChina Industry & Technology Co. Ltd. , Class H ... 5,562,000 2,778,812
BAIC BluePark New Energy Technology Co. Ltd. , Class
A
(a)
................................. 670,100 745,629
Baidu, Inc. , Class A
(a)
...................... 4,579,530 67,517,662
Bank of Beijing Co. Ltd. , Class A .............. 2,690,306 2,161,607
Bank of Changsha Co. Ltd. , Class A ............ 497,600 679,267
Bank of Chengdu Co. Ltd. , Class A ............. 505,795 1,207,457
Bank of China Ltd. , Class A .................. 4,468,000 3,838,102
Bank of China Ltd. , Class H .................. 147,169,933 88,672,074
Bank of Communications Co. Ltd. , Class A ........ 6,413,393 6,890,209
Bank of Communications Co. Ltd. , Class H ....... 18,272,600 16,788,069
Bank of Hangzhou Co. Ltd. , Class A ............ 851,845 1,879,225
Bank of Jiangsu Co. Ltd. , Class A .............. 2,260,810 3,428,353
Bank of Nanjing Co. Ltd. , Class A .............. 1,412,514 2,311,813
Bank of Ningbo Co. Ltd. , Class A .............. 804,379 3,229,922
Bank of Shanghai Co. Ltd. , Class A ............. 1,760,942 2,461,097
Bank of Suzhou Co. Ltd. , Class A .............. 553,200 641,686
Baoshan Iron & Steel Co. Ltd. , Class A .......... 2,647,073 2,719,497
Beijing Compass Technology Development Co. Ltd. ,
Class A
(a)
............................. 74,900 1,306,207
Beijing Enlight Media Co. Ltd. , Class A .......... 363,000 845,797
Beijing Enterprises Holdings Ltd. .............. 1,065,500 4,663,856
Beijing Kingsoft Office Software, Inc. , Class A ...... 57,811 2,556,527
Beijing New Building Materials PLC , Class A ...... 204,513 733,268
Beijing Roborock Technology Co. Ltd. , Class A ..... 33,419 722,683
Beijing Tiantan Biological Products Corp. Ltd. , Class A 252,840 618,989
Beijing Tong Ren Tang Co. Ltd. , Class A ......... 172,600 816,702
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. ,
Class A
(a)
............................. 132,430 900,453
Beijing Yanjing Brewery Co. Ltd. , Class A ......... 348,800 595,476
Beijing-Shanghai High Speed Railway Co. Ltd. , Class A 6,041,800 4,357,163
BeOne Medicines Ltd. , Class H
(a)
.............. 1,767,622 46,707,908
Bestechnic Shanghai Co. Ltd. , Class A .......... 23,520 763,157
Bilibili, Inc. , Class Z
(a) (c)
..................... 505,894 13,486,068
BOC Aviation Ltd.
(b)
....................... 432,900 3,950,004
BOC International China Co. Ltd. , Class A ........ 334,000 612,532
BOE Technology Group Co. Ltd. , Class A ......... 4,357,000 2,384,387
Bosideng International Holdings Ltd. ............ 9,766,000 6,233,722
BYD Co. Ltd. , Class A ...................... 644,135 8,722,616

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
China (continued)
BYD Co. Ltd. , Class H ..................... 7,604,800 $ 95,575,960
BYD Electronic International Co. Ltd. ............ 1,639,000 7,019,046
C&D International Investment Group Ltd. ......... 1,765,000 3,754,099
Caitong Securities Co. Ltd. , Class A ............ 753,874 872,716
Cambricon Technologies Corp. Ltd. , Class A
(a)
..... 52,113 9,882,424
Capital Securities Co. Ltd. , Class A ............. 235,000 697,062
CCOOP Group Co. Ltd. , Class A
(a)
............. 2,184,600 799,150
CGN Power Co. Ltd. , Class A ................. 1,507,100 804,628
CGN Power Co. Ltd. , Class H
(b)
............... 22,530,000 8,779,103
Changchun High-Tech Industry Group Co. Ltd. , Class A 50,294 707,865
Changjiang Securities Co. Ltd. , Class A .......... 851,235 959,993
Changzhou Xingyu Automotive Lighting Systems Co.
Ltd. , Class A .......................... 34,600 591,095
Chaozhou Three-Circle Group Co. Ltd. , Class A .... 250,830 1,572,232
Chifeng Jilong Gold Mining Co. Ltd. , Class A ...... 186,700 847,502
China CITIC Bank Corp. Ltd. , Class A ........... 1,281,500 1,408,248
China CITIC Bank Corp. Ltd. , Class H ........... 17,140,800 15,810,254
China CITIC Financial Asset Management Co. Ltd. ,
Class H
(a) (b)
........................... 28,367,000 3,762,174
China Coal Energy Co. Ltd. , Class H ............ 3,778,000 5,104,723
China Communications Services Corp. Ltd. , Class H . 5,054,000 3,166,327
China Construction Bank Corp. , Class A ......... 2,396,168 3,276,363
China Construction Bank Corp. , Class H ......... 198,258,760 208,866,211
China CSSC Holdings Ltd. , Class A ............ 940,600 4,582,123
China Eastern Airlines Corp. Ltd. , Class A
(a)
....... 2,344,197 1,673,862
China Energy Engineering Corp. Ltd. , Class A ..... 3,758,352 1,251,604
China Everbright Bank Co. Ltd. , Class A ......... 5,755,603 2,942,715
China Feihe Ltd.
(b)
........................ 7,518,000 4,005,081
China Galaxy Securities Co. Ltd. , Class A ........ 893,400 2,016,683
China Galaxy Securities Co. Ltd. , Class H ........ 7,285,500 9,563,884
China Gas Holdings Ltd. .................... 5,759,200 6,368,913
China Gold International Resources Corp. Ltd. ..... 472,900 9,061,275
China Great Wall Securities Co. Ltd. , Class A ...... 505,000 723,991
China Greatwall Technology Group Co. Ltd. , Class A
(a)
423,873 903,601
China Hongqiao Group Ltd. .................. 5,864,500 23,375,538
China International Capital Corp. Ltd. , Class A ..... 352,400 1,729,481
China International Capital Corp. Ltd. , Class H
(b)
.... 3,386,000 8,319,530
China Jushi Co. Ltd. , Class A ................. 484,240 1,024,071
China Life Insurance Co. Ltd. , Class A ........... 311,112 1,921,141
China Life Insurance Co. Ltd. , Class H .......... 15,404,000 53,452,489
China Literature Ltd.
(a) (b)
.................... 865,400 4,190,062
China Longyuan Power Group Corp. Ltd. , Class H .. 5,341,000 4,727,846
China Mengniu Dairy Co. Ltd. ................ 6,460,000 12,507,937
China Merchants Bank Co. Ltd. , Class A ......... 2,470,389 15,036,690
China Merchants Bank Co. Ltd. , Class H ......... 8,079,467 54,477,564
China Merchants Energy Shipping Co. Ltd. , Class A . 986,500 1,231,593
China Merchants Expressway Network & Technology
Holdings Co. Ltd. , Class A ................. 706,900 994,965
China Merchants Port Holdings Co. Ltd. ......... 2,734,000 5,509,730
China Merchants Securities Co. Ltd. , Class A ...... 856,479 1,978,943
China Merchants Shekou Industrial Zone Holdings Co.
Ltd. , Class A .......................... 1,104,890 1,450,324
China Minsheng Banking Corp. Ltd. , Class A ...... 4,411,555 2,553,862
China Minsheng Banking Corp. Ltd. , Class H ...... 13,564,548 7,588,829
China National Building Material Co. Ltd. , Class H ... 7,974,000 5,368,630
China National Chemical Engineering Co. Ltd. , Class A 806,067 851,053
China National Nuclear Power Co. Ltd. , Class A .... 2,403,700 2,938,509
China National Software & Service Co. Ltd. , Class A
(a)
108,900 698,542
China Nonferrous Mining Corp. Ltd. ............ 2,537,000 4,891,558
China Northern Rare Earth Group High-Tech Co. Ltd. ,
Class A .............................. 455,954 2,907,754
China Oilfield Services Ltd. , Class H ............ 3,762,000 3,506,998
China Overseas Land & Investment Ltd. ......... 7,831,460 13,427,084
China Pacific Insurance Group Co. Ltd. , Class A .... 860,107 4,243,477
Security Shares Value
a
China (continued)
China Pacific Insurance Group Co. Ltd. , Class H .... 5,406,000 $ 21,524,663
China Petroleum & Chemical Corp. , Class A ....... 3,595,789 2,942,370
China Petroleum & Chemical Corp. , Class H ...... 47,608,800 27,016,164
China Power International Development Ltd. ...... 7,880,000 3,475,791
China Railway Group Ltd. , Class A ............. 2,846,700 2,190,029
China Railway Group Ltd. , Class H ............. 8,147,000 4,097,589
China Railway Signal & Communication Corp. Ltd. ,
Class A .............................. 932,321 686,721
China Rare Earth Resources And Technology Co. Ltd. ,
Class A
(a)
............................. 130,400 865,504
China Resources Beer Holdings Co. Ltd. ......... 3,351,500 12,016,076
China Resources Gas Group Ltd. .............. 1,933,000 5,670,821
China Resources Land Ltd. .................. 6,585,833 25,642,651
China Resources Microelectronics Ltd. , Class A .... 170,616 1,124,909
China Resources Mixc Lifestyle Services Ltd.
(b)
..... 1,393,200 7,960,890
China Resources Power Holdings Co. Ltd.
(c)
....... 4,170,999 9,968,050
China Resources Sanjiu Medical & Pharmaceutical Co.
Ltd. , Class A .......................... 211,422 841,222
China Ruyi Holdings Ltd.
(a) (c)
................. 22,492,000 7,053,502
China Shenhua Energy Co. Ltd. , Class A ......... 779,239 4,539,947
China Shenhua Energy Co. Ltd. , Class H ......... 6,971,500 35,728,666
China Southern Airlines Co. Ltd. , Class A
(a)
........ 1,339,300 1,286,179
China State Construction Engineering Corp. Ltd. , Class
A .................................. 5,028,171 3,704,034
China State Construction International Holdings Ltd. . 2,826,000 3,374,099
China Taiping Insurance Holdings Co. Ltd. ........ 2,986,860 6,692,021
China Three Gorges Renewables Group Co. Ltd. , Class
A .................................. 3,777,525 2,234,769
China Tourism Group Duty Free Corp. Ltd. , Class A .. 240,932 2,703,043
China Tower Corp. Ltd. , Class H
(b)
.............. 9,191,200 14,550,849
China United Network Communications Ltd. , Class A . 3,999,800 3,066,107
China Vanke Co. Ltd. , Class A
(a)
............... 1,200,566 915,908
China Vanke Co. Ltd. , Class H
(a) (c)
.............. 4,263,831 1,998,600
China XD Electric Co. Ltd. , Class A ............. 661,600 782,855
China Yangtze Power Co. Ltd. , Class A .......... 3,018,515 11,947,243
China Zheshang Bank Co. Ltd. , Class A .......... 2,785,130 1,210,304
Chongqing Changan Automobile Co. Ltd. , Class A ... 956,317 1,618,838
Chongqing Qianli Technology Co. Ltd. , Class A
(a)
.... 509,200 775,968
Chongqing Rural Commercial Bank Co. Ltd. , Class A . 1,137,100 1,045,535
Chongqing Rural Commercial Bank Co. Ltd. , Class H 4,665,000 3,762,846
Chongqing Zhifei Biological Products Co. Ltd. , Class A 286,613 835,627
Chow Tai Fook Jewellery Group Ltd.
(c)
........... 4,107,600 7,230,499
CITIC Ltd. .............................. 8,450,000 13,246,217
Citic Pacific Special Steel Group Co. Ltd. , Class A ... 431,800 927,078
CITIC Securities Co. Ltd. , Class A .............. 1,378,393 5,396,913
CITIC Securities Co. Ltd. , Class H ............. 3,302,100 11,378,363
CMOC Group Ltd. , Class A .................. 2,262,198 5,230,084
CMOC Group Ltd. , Class H .................. 7,641,000 15,948,625
CNGR Advanced Material Co. Ltd. , Class A ....... 121,000 722,662
CNPC Capital Co. Ltd. , Class A ............... 953,100 1,238,525
Contemporary Amperex Technology Co. Ltd. , Class A 548,934 29,135,187
Contemporary Amperex Technology Co. Ltd. , Class H
(c)
155,000 9,468,237
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class A .............................. 408,300 699,716
COSCO SHIPPING Holdings Co. Ltd. , Class A ..... 1,520,864 3,147,343
COSCO SHIPPING Holdings Co. Ltd. , Class H ..... 5,377,849 9,155,471
CRRC Corp. Ltd. , Class A ................... 2,842,400 2,929,539
CRRC Corp. Ltd. , Class H ................... 9,267,000 7,366,338
CSC Financial Co. Ltd. , Class A ............... 508,633 1,789,348
CSI Solar Co. Ltd. , Class A .................. 440,941 1,075,784
CSPC Innovation Pharmaceutical Co. Ltd. , Class A .. 185,620 853,990
CSPC Pharmaceutical Group Ltd. .............. 16,680,479 17,023,681
Daqin Railway Co. Ltd. , Class A ............... 2,344,900 1,818,755

iShares
®
MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
China (continued)
Datang International Power Generation Co. Ltd. , Class
A .................................. 1,591,000 $ 795,726
Dongfang Electric Corp. Ltd. , Class A ........... 399,400 1,216,641
Dongfeng Motor Group Co. Ltd. , Class H
(a)
........ 4,528,000 5,367,956
Dongxing Securities Co. Ltd. , Class A ........... 487,397 900,514
East Money Information Co. Ltd. , Class A ......... 1,966,398 6,534,335
Eastroc Beverage Group Co. Ltd. , Class A ........ 66,400 2,479,958
Ecovacs Robotics Co. Ltd. , Class A ............. 76,453 853,487
Empyrean Technology Co. Ltd. , Class A .......... 54,900 815,064
ENN Energy Holdings Ltd. ................... 1,633,500 14,932,963
ENN Natural Gas Co. Ltd. , Class A ............. 313,300 943,988
Eoptolink Technology, Inc. Ltd. , Class A .......... 123,240 6,098,767
Eve Energy Co. Ltd. , Class A ................. 251,353 2,551,940
Everbright Securities Co. Ltd. , Class A ........... 541,683 1,331,296
Everdisplay Optronics Shanghai Co. Ltd. , Class A
(a)
.. 534,294 208,224
Far East Horizon Ltd. ...................... 4,186,000 4,284,568
Flat Glass Group Co. Ltd. , Class A ............. 237,100 543,403
Focus Media Information Technology Co. Ltd. , Class A 1,829,478 1,905,507
Foshan Haitian Flavouring & Food Co. Ltd. , Class A . 537,516 2,819,014
Fosun International Ltd. .................... 5,443,500 3,403,407
Founder Securities Co. Ltd. , Class A ............ 1,270,700 1,396,732
Foxconn Industrial Internet Co. Ltd. , Class A ....... 1,647,297 14,269,771
Fuyao Glass Industry Group Co. Ltd. , Class A ...... 243,472 2,274,634
Fuyao Glass Industry Group Co. Ltd. , Class H
(b)
.... 1,252,800 10,847,864
GalaxyCore, Inc. , Class A ................... 281,852 585,715
Ganfeng Lithium Group Co. Ltd. , Class A ......... 237,473 2,111,448
Ganfeng Lithium Group Co. Ltd. , Class H
(b)
....... 849,000 5,368,126
GCL Technology Holdings Ltd.
(a) (c)
.............. 49,064,000 7,337,150
GD Power Development Co. Ltd. , Class A ........ 2,296,000 1,829,946
GDS Holdings Ltd. , Class A
(a)
................. 2,293,000 9,764,263
Geely Automobile Holdings Ltd. ............... 12,470,000 27,256,518
GEM Co. Ltd. , Class A ..................... 629,300 674,515
Genscript Biotech Corp.
(a) (c)
.................. 2,492,000 4,790,932
GF Securities Co. Ltd. , Class A ............... 1,030,294 3,091,169
GF Securities Co. Ltd. , Class H ............... 1,379,000 2,992,777
Giant Biogene Holding Co. Ltd.
(b) (c)
............. 759,600 3,542,199
Giant Network Group Co. Ltd. , Class A .......... 242,200 1,415,094
GigaDevice Semiconductor, Inc. , Class A ......... 85,394 2,474,683
GoerTek, Inc. , Class A ..................... 422,400 1,809,586
Goldwind Science & Technology Co. Ltd. , Class A ... 373,693 817,750
Goneo Group Co. Ltd. , Class A ............... 96,139 583,464
Gotion High-tech Co. Ltd. , Class A ............. 229,323 1,273,939
Great Wall Motor Co. Ltd. , Class A ............. 318,600 989,392
Great Wall Motor Co. Ltd. , Class H ............. 4,739,000 9,154,123
Gree Electric Appliances, Inc. of Zhuhai , Class A .... 336,600 1,924,968
Guangdong Haid Group Co. Ltd. , Class A ........ 209,527 1,653,868
Guangdong HEC Technology Holding Co. Ltd. , Class
A
(a)
................................. 365,100 1,097,615
Guangdong Investment Ltd. .................. 6,056,110 5,824,026
Guanghui Energy Co. Ltd. , Class A ............. 906,800 642,114
Guangzhou Automobile Group Co. Ltd. , Class A .... 664,100 873,401
Guangzhou Baiyunshan Pharmaceutical Holdings Co.
Ltd. , Class A .......................... 181,396 662,882
Guangzhou Tinci Materials Technology Co. Ltd. , Class
A .................................. 236,800 1,387,864
Guolian Minsheng Securities Co. Ltd. , Class A ..... 505,760 733,887
Guosen Securities Co. Ltd. , Class A ............ 916,351 1,683,524
Guotai Haitong Securities Co. Ltd. ............. 1,647,072 4,474,697
Guotai Haitong Securities Co. Ltd. , Class H
(b)
...... 4,074,480 8,147,644
Guoyuan Securities Co. Ltd. , Class A ........... 555,300 646,721
H World Group Ltd. , ADR ................... 410,405 18,919,671
Haidilao International Holding Ltd.
(b) (c)
........... 3,466,000 6,146,876
Haier Smart Home Co. Ltd. , Class A ............ 815,541 3,192,341
Haier Smart Home Co. Ltd. , Class H ............ 4,943,400 16,953,761
Security Shares Value
a
China (continued)
Hainan Airlines Holding Co. Ltd. , Class A
(a)
........ 5,478,500 $ 1,344,670
Hainan Airport Infrastructure Co. Ltd. , Class A ...... 1,528,600 1,073,950
Haisco Pharmaceutical Group Co. Ltd. , Class A .... 115,300 978,126
Haitian International Holdings Ltd. ............. 1,366,000 3,836,415
Hangzhou Chang Chuan Technology Co. Ltd. , Class A 76,700 841,597
Hangzhou First Applied Material Co. Ltd. , Class A ... 342,908 685,979
Hangzhou Silan Microelectronics Co. Ltd. , Class A .. 195,700 777,327
Hangzhou Tigermed Consulting Co. Ltd. , Class A ... 31,500 228,304
Hansoh Pharmaceutical Group Co. Ltd.
(b)
......... 3,010,000 15,605,675
Henan Shenhuo Coal Industry & Electricity Power Co.
Ltd. , Class A .......................... 313,400 1,091,285
Henan Shuanghui Investment & Development Co. Ltd. ,
Class A .............................. 424,400 1,621,987
Hengan International Group Co. Ltd. ............ 1,275,500 4,609,058
Hengli Petrochemical Co. Ltd. , Class A .......... 868,791 2,328,297
Hengtong Optic-electric Co. Ltd. , Class A ......... 315,400 887,907
Hithink RoyalFlush Information Network Co. Ltd. , Class
A .................................. 66,200 3,019,759
Horizon Robotics
(a)
........................ 10,248,600 10,437,378
Hoshine Silicon Industry Co. Ltd. , Class A ........ 112,800 902,051
Hua Hong Semiconductor Ltd. , Class A
(a)
......... 45,620 706,036
Hua Hong Semiconductor Ltd. , Class H
(a) (b) (c)
...... 1,504,000 14,492,476
Huadian Power International Corp. Ltd. , Class A .... 1,221,400 890,838
Huadong Medicine Co. Ltd. , Class A ............ 221,005 1,316,178
Huafon Chemical Co. Ltd. , Class A ............. 669,200 893,500
Huagong Tech Co. Ltd. , Class A ............... 131,600 1,364,180
Huaibei Mining Holdings Co. Ltd. , Class A ........ 345,600 602,240
Huaneng Power International, Inc. , Class A ....... 1,353,300 1,490,976
Huaneng Power International, Inc. , Class H ....... 8,396,000 6,705,849
Huaqin Technology Co. Ltd. , Class A ............ 103,800 1,298,761
Huatai Securities Co. Ltd. , Class A ............. 1,070,909 3,208,911
Huatai Securities Co. Ltd. , Class H
(b)
............ 2,652,000 6,253,247
Huaxia Bank Co. Ltd. , Class A ................ 1,611,660 1,581,012
Huayu Automotive Systems Co. Ltd. , Class A ...... 384,768 1,059,001
Huizhou Desay Sv Automotive Co. Ltd. , Class A .... 63,900 997,494
Humanwell Healthcare Group Co. Ltd. , Class A ..... 192,100 526,255
Hunan Valin Steel Co. Ltd. , Class A ............. 986,000 779,239
Hundsun Technologies, Inc. , Class A ............ 251,744 1,050,360
Hwatsing Technology Co. Ltd. , Class A .......... 47,766 916,549
Hygon Information Technology Co. Ltd. , Class A .... 288,611 8,957,138
IEIT Systems Co. Ltd. , Class A ................ 189,590 1,666,148
Iflytek Co. Ltd. , Class A ..................... 287,819 2,027,614
Imeik Technology Development Co. Ltd. , Class A ... 37,660 776,104
Industrial & Commercial Bank of China Ltd. , Class A . 7,536,462 8,648,780
Industrial & Commercial Bank of China Ltd. , Class H . 134,366,085 111,392,141
Industrial Bank Co. Ltd. , Class A ............... 2,594,942 7,757,189
Industrial Securities Co. Ltd. , Class A ........... 1,144,676 1,098,899
Ingenic Semiconductor Co. Ltd. , Class A ......... 67,200 760,588
Inner Mongolia BaoTou Steel Union Co. Ltd. , Class A . 5,851,200 2,017,027
Inner Mongolia Dian Tou Energy Corp. Ltd. , Class A . 292,700 1,079,569
Inner Mongolia Junzheng Energy & Chemical Industry
Group Co. Ltd. , Class A ................... 1,064,300 737,132
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. ,
Class A .............................. 213,900 1,051,379
Inner Mongolia Yili Industrial Group Co. Ltd. , Class A . 759,170 3,161,082
Inner Mongolia Yitai Coal Co. Ltd. , Class B ....... 1,921,600 3,659,716
Innovent Biologics, Inc.
(a) (b)
................... 2,992,000 36,270,160
Isoftstone Information Technology Group Co. Ltd. ,
Class A .............................. 111,400 754,386
J&T Global Express Ltd.
(a)
................... 4,890,200 6,026,132
JA Solar Technology Co. Ltd. , Class A
(a)
.......... 404,460 692,854
JCET Group Co. Ltd. , Class A ................ 234,600 1,198,705
JD Health International, Inc.
(a) (b)
............... 2,326,450 18,405,150
JD Logistics, Inc.
(a) (b)
....................... 4,026,600 6,327,328

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
China (continued)
JD.com, Inc. , Class A ...................... 4,913,654 $ 73,503,483
Jiangsu Eastern Shenghong Co. Ltd. , Class A
(a)
.... 856,100 1,166,333
Jiangsu Expressway Co. Ltd. , Class H .......... 2,564,000 3,296,531
Jiangsu Hengli Hydraulic Co. Ltd. , Class A ........ 164,788 2,372,167
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class A .. 797,741 7,032,623
Jiangsu Hoperun Software Co. Ltd. , Class A
(a)
..... 99,000 723,346
Jiangsu King's Luck Brewery JSC Ltd. , Class A ..... 151,286 810,254
Jiangsu Yanghe Distillery Co. Ltd. , Class A ........ 168,650 1,580,688
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. ,
Class A .............................. 136,200 689,015
Jiangsu Zhongtian Technology Co. Ltd. , Class A .... 418,024 940,280
Jiangxi Copper Co. Ltd. , Class A .............. 207,400 1,102,574
Jiangxi Copper Co. Ltd. , Class H .............. 2,249,000 8,904,077
Jinduicheng Molybdenum Co. Ltd. , Class A ....... 275,900 545,276
Jinko Solar Co. Ltd. , Class A
(a)
................ 1,144,881 915,090
JL Mag Rare-Earth Co. Ltd. , Class A ............ 135,200 648,387
Kanzhun Ltd. , ADR ....................... 763,170 16,866,057
KE Holdings, Inc. , Class A ................... 4,224,224 24,355,631
Kingdee International Software Group Co. Ltd.
(a)
.... 6,261,000 11,421,025
Kingfa Sci & Tech Co. Ltd. , Class A ............. 314,800 815,256
Kingnet Network Co. Ltd. , Class A ............. 229,500 727,934
Kingsoft Corp. Ltd. ........................ 2,084,000 7,702,454
Kuaishou Technology , Class W
(b)
.............. 5,195,100 45,604,781
Kuang-Chi Technologies Co. Ltd. , Class A
(a)
....... 261,800 1,675,633
Kunlun Energy Co. Ltd. ..................... 7,996,000 7,637,357
Kunlun Tech Co. Ltd. , Class A
(a)
............... 157,900 978,314
Kweichow Moutai Co. Ltd. , Class A ............. 153,787 31,619,132
Laopu Gold Co. Ltd. , Class H ................. 58,200 5,052,646
LB Group Co. Ltd. , Class A .................. 335,400 872,919
Legend Biotech Corp. , ADR
(a)
................. 150,635 4,174,096
Lenovo Group Ltd. ........................ 16,224,000 20,317,350
Lens Technology Co. Ltd. , Class A ............. 626,700 2,456,463
Li Auto, Inc. , Class A
(a)
..................... 2,557,790 23,614,674
Li Ning Co. Ltd. .......................... 4,792,000 10,740,299
Lingyi iTech Guangdong Co. , Class A ........... 901,880 1,785,363
Longfor Group Holdings Ltd.
(b) (c)
............... 4,312,000 5,408,675
LONGi Green Energy Technology Co. Ltd. , Class A
(a)
. 934,671 2,461,721
Loongson Technology Corp. Ltd. , Class A
(a)
....... 49,003 921,339
Luxshare Precision Industry Co. Ltd. , Class A ...... 906,286 7,475,626
Luzhou Laojiao Co. Ltd. , Class A .............. 183,389 3,535,108
Mango Excellent Media Co. Ltd. , Class A ......... 201,900 742,391
Maxscend Microelectronics Co. Ltd. , Class A ...... 66,644 654,590
Meitu, Inc.
(a) (b)
........................... 7,456,500 8,280,891
Meituan , Class B
(a) (b)
....................... 10,244,300 132,800,521
Metallurgical Corp. of China Ltd. , Class A ......... 2,446,790 1,104,334
Midea Group Co. Ltd. , Class A ................ 489,600 5,540,455
Midea Group Co. Ltd. , Class H ................ 752,500 8,582,116
MINISO Group Holding Ltd. .................. 1,006,280 5,045,607
MMG Ltd.
(a) (c)
............................ 8,861,600 7,913,709
Montage Technology Co. Ltd. , Class A ........... 140,800 2,377,348
Muyuan Foods Co. Ltd. , Class A ............... 669,739 4,814,971
NARI Technology Co. Ltd. , Class A ............. 1,005,654 3,161,752
National Silicon Industry Group Co. Ltd. , Class A
(a)
.. 348,313 1,048,626
NAURA Technology Group Co. Ltd. , Class A ....... 89,505 5,445,861
NetEase Cloud Music, Inc.
(a) (b)
................ 181,600 4,520,019
NetEase, Inc. ........................... 3,587,650 99,245,103
New China Life Insurance Co. Ltd. , Class A ....... 262,202 2,447,590
New China Life Insurance Co. Ltd. , Class H ....... 1,919,600 11,478,558
New Hope Liuhe Co. Ltd. , Class A ............. 432,097 575,869
New Oriental Education & Technology Group, Inc. ... 2,744,300 14,115,227
Nexchip Semiconductor Corp. , Class A .......... 243,135 1,101,278
Ningbo Deye Technology Co. Ltd. , Class A ........ 112,588 1,294,427
Ningbo Orient Wires & Cables Co. Ltd. , Class A .... 89,600 734,823
Ningbo Sanxing Medical Electric Co. Ltd. , Class A ... 182,600 585,833
Security Shares Value
a
China (continued)
Ningbo Tuopu Group Co. Ltd. , Class A .......... 212,005 $ 1,906,162
Ningxia Baofeng Energy Group Co. Ltd. , Class A ... 930,400 2,374,417
NIO, Inc. , Class A
(a) (c)
...................... 3,833,555 21,716,032
Nongfu Spring Co. Ltd. , Class H
(b)
.............. 4,148,800 26,118,218
OFILM Group Co. Ltd. , Class A
(a)
.............. 429,500 687,799
OmniVision Integrated Circuits Group, Inc. ........ 151,670 2,574,299
Orient Overseas International Ltd.
(c)
............ 274,000 4,452,704
Orient Securities Co. Ltd , Class A .............. 943,834 1,393,552
PDD Holdings, Inc. , ADR
(a)
.................. 1,460,920 169,583,594
People's Insurance Co. Group of China Ltd. (The) ,
Class A .............................. 1,090,400 1,339,952
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 18,115,000 16,451,298
PetroChina Co. Ltd. , Class A ................. 2,457,200 3,391,208
PetroChina Co. Ltd. , Class H ................. 43,650,000 48,783,810
Pharmaron Beijing Co. Ltd. , Class A ............ 205,900 848,944
PICC Property & Casualty Co. Ltd. , Class H ....... 14,233,192 32,373,069
Ping An Bank Co. Ltd. , Class A ................ 2,303,267 3,787,114
Ping An Insurance Group Co of China Ltd. , Class A .. 1,246,884 10,439,000
Ping An Insurance Group Co of China Ltd. , Class H .. 13,898,000 101,711,444
Piotech, Inc. , Class A ...................... 35,728 1,543,233
Poly Developments and Holdings Group Co. Ltd. , Class
A .................................. 1,428,584 1,369,167
Pop Mart International Group Ltd.
(b)
............. 1,106,000 32,096,656
Postal Savings Bank of China Co. Ltd. , Class A ..... 3,811,800 3,065,201
Postal Savings Bank of China Co. Ltd. , Class H
(b)
... 18,056,000 12,774,139
Power Construction Corp. of China Ltd. , Class A .... 2,144,900 1,650,302
Qfin Holdings, Inc. , ADR .................... 196,963 3,846,687
Qinghai Salt Lake Industry Co. Ltd. , Class A
(a)
...... 674,600 2,531,654
Range Intelligent Computing Technology Group Co.
Ltd. , Class A .......................... 173,200 1,178,184
Remegen Co. Ltd. , Class H
(a) (b)
................ 370,500 4,443,158
Rockchip Electronics Co. Ltd. , Class A .......... 52,100 1,360,126
Rongsheng Petrochemical Co. Ltd. , Class A ....... 1,353,258 1,864,158
SAIC Motor Corp. Ltd. , Class A ............... 924,806 1,965,303
Sailun Group Co. Ltd. , Class A ................ 420,200 950,059
Sanan Optoelectronics Co. Ltd. , Class A ......... 645,000 1,208,843
Sany Heavy Industry Co. Ltd. , Class A ........... 975,652 2,811,266
Satellite Chemical Co. Ltd. , Class A ............ 418,984 1,004,342
SDIC Capital Co. Ltd. , Class A ................ 1,018,800 1,057,748
SDIC Power Holdings Co. Ltd. , Class A .......... 943,200 1,837,234
Seres Group Co. Ltd. , Class A ................ 202,400 3,621,518
SF Holding Co. Ltd. , Class A ................. 565,235 3,073,970
SG Micro Corp. , Class A .................... 76,077 703,643
Shaanxi Coal Industry Co. Ltd. , Class A .......... 1,208,076 3,882,137
Shandong Gold Mining Co. Ltd. , Class A ......... 465,036 2,403,341
Shandong Gold Mining Co. Ltd. , Class H
(b)
........ 1,964,750 8,752,381
Shandong Himile Mechanical Science & Technology
Co. Ltd. , Class A ....................... 103,600 1,010,759
Shandong Hualu Hengsheng Chemical Co. Ltd. , Class
A .................................. 251,880 1,009,169
Shandong Nanshan Aluminum Co. Ltd. , Class A .... 1,507,000 1,007,137
Shandong Sun Paper Industry JSC Ltd. , Class A .... 361,000 765,213
Shandong Weigao Group Medical Polymer Co. Ltd. ,
Class H ............................. 5,205,200 3,714,070
Shanghai Allist Pharmaceuticals Co. Ltd. , Class A ... 46,688 651,245
Shanghai Baosight Software Co. Ltd. , Class A ..... 266,259 807,332
Shanghai BOCHU Electronic Technology Corp. Ltd. ,
Class A .............................. 38,173 717,415
Shanghai Electric Group Co. Ltd. , Class A
(a)
....... 1,628,791 2,026,072
Shanghai Electric Power Co. Ltd. , Class A ........ 349,500 1,140,074
Shanghai Fosun Pharmaceutical Group Co. Ltd. , Class
A .................................. 280,089 1,077,830
Shanghai International Airport Co. Ltd. , Class A ..... 120,998 542,916
Shanghai Pharmaceuticals Holding Co. Ltd. , Class A . 336,000 847,814

iShares
®
MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
China (continued)
Shanghai Pudong Development Bank Co. Ltd. , Class A 3,810,995 $ 6,195,645
Shanghai Putailai New Energy Technology Group Co.
Ltd. ................................ 258,566 978,536
Shanghai RAAS Blood Products Co. Ltd. , Class A ... 642,700 603,484
Shanghai Rural Commercial Bank Co. Ltd. , Class A .. 1,268,800 1,690,716
Shanghai United Imaging Healthcare Co. Ltd. , Class A 99,102 1,870,638
Shanghai Zhangjiang High-Tech Park Development Co.
Ltd. , Class A .......................... 205,300 1,206,702
Shanjin International Gold Co. Ltd. , Class A ....... 359,600 1,083,781
Shanxi Coking Coal Energy Group Co. Ltd. , Class A . 734,200 700,380
Shanxi Lu'an Environmental Energy Development Co.
Ltd. , Class A .......................... 377,500 696,340
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. , Class A 149,100 4,108,146
Sharetronic Data Technology Co. Ltd. , Class A ..... 42,600 852,138
Shenergy Co. Ltd. , Class A .................. 551,900 656,303
Shengyi Electronics Co. Ltd. , Class A ........... 78,673 1,037,864
Shengyi Technology Co. Ltd. , Class A ........... 300,300 2,466,242
Shennan Circuits Co. Ltd. , Class A ............. 84,482 2,356,429
Shenwan Hongyuan Group Co. Ltd. , Class A ...... 2,938,970 2,145,778
Shenzhen Envicool Technology Co. Ltd. , Class A ... 118,900 1,214,158
Shenzhen Everwin Precision Technology Co. Ltd. ,
Class A .............................. 164,200 1,004,149
Shenzhen Goodix Technology Co. Ltd. , Class A .... 62,200 704,643
Shenzhen Inovance Technology Co. Ltd. , Class A ... 166,097 1,665,478
Shenzhen Kinwong Electronic Co. Ltd. , Class A .... 117,400 1,094,417
Shenzhen Longsys Electronics Co. Ltd. , Class A
(a)
... 42,900 1,533,712
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. ,
Class A .............................. 148,932 4,312,963
Shenzhen New Industries Biomedical Engineering Co.
Ltd. , Class A .......................... 100,100 835,358
Shenzhen Salubris Pharmaceuticals Co. Ltd. , Class A 138,100 1,209,952
Shenzhen Transsion Holdings Co. Ltd. , Class A .... 146,946 1,338,745
Shenzhou International Group Holdings Ltd. ....... 1,695,500 15,186,533
Sichuan Biokin Pharmaceutical Co. Ltd. , Class A
(a)
.. 24,728 1,327,443
Sichuan Changhong Electric Co. Ltd. , Class A ..... 558,800 751,661
Sichuan Chuantou Energy Co. Ltd. , Class A ....... 593,860 1,225,555
Sichuan Kelun Pharmaceutical Co. Ltd. , Class A .... 211,978 1,034,660
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. ,
Class H
(a) (c)
........................... 102,000 5,993,850
Sichuan Road and Bridge Group Co. Ltd. , Class A ... 794,180 1,059,393
Sino Biopharmaceutical Ltd. ................. 21,416,750 19,469,088
Sinoma Science & Technology Co. Ltd. , Class A .... 198,500 915,710
Sinopharm Group Co. Ltd. , Class H ............ 2,796,000 7,212,268
Sinotruk Hong Kong Ltd. .................... 1,439,500 5,009,146
Smoore International Holdings Ltd.
(b) (c)
........... 3,740,000 6,402,516
SooChow Securities Co. Ltd. , Class A ........... 753,300 953,468
Spring Airlines Co. Ltd. , Class A ............... 121,700 947,120
Sungrow Power Supply Co. Ltd. , Class A ......... 258,680 6,736,231
Sunny Optical Technology Group Co. Ltd. ........ 1,475,900 12,110,938
Sunwoda Electronic Co. Ltd. , Class A ........... 246,200 1,032,196
SUPCON Technology Co. Ltd. , Class A .......... 98,243 695,385
Suzhou Dongshan Precision Manufacturing Co. Ltd. ,
Class A .............................. 221,900 2,378,983
Suzhou TFC Optical Communication Co. Ltd. , Class A 98,332 2,206,857
TAL Education Group , ADR
(a)
................. 856,947 9,426,417
TBEA Co. Ltd. , Class A ..................... 688,680 2,132,922
TCL Technology Group Corp. , Class A ........... 2,197,030 1,274,053
TCL Zhonghuan Renewable Energy Technology Co.
Ltd. , Class A
(a)
......................... 532,116 709,157
Tencent Holdings Ltd. ...................... 13,190,200 1,042,177,951
Tencent Music Entertainment Group , ADR ........ 1,175,494 21,687,864
Tianfeng Securities Co. Ltd. , Class A
(a)
.......... 1,092,900 750,290
Tianqi Lithium Corp. , Class A
(a)
................ 186,300 1,455,565
Tianshan Aluminum Group Co. Ltd. , Class A ....... 588,200 1,067,212
Tianshui Huatian Technology Co. Ltd. , Class A ..... 410,300 636,491
Security Shares Value
a
China (continued)
Tingyi Cayman Islands Holding Corp. ........... 4,058,000 $ 6,228,831
Tongcheng Travel Holdings Ltd. ............... 2,678,800 7,561,373
TongFu Microelectronics Co. Ltd. , Class A ........ 200,000 1,039,893
Tongling Nonferrous Metals Group Co. Ltd. , Class A . 1,622,800 1,175,695
Tongwei Co. Ltd. , Class A
(a)
.................. 541,484 1,760,344
Trina Solar Co. Ltd. , Class A
(a)
................ 256,997 658,847
Trip.com Group Ltd. ....................... 1,279,062 89,139,688
Tsingtao Brewery Co. Ltd. , Class A ............. 46,990 422,940
Tsingtao Brewery Co. Ltd. , Class H ............. 1,340,000 9,064,337
UBTech Robotics Corp. Ltd. , Class H
(a)
.......... 407,500 5,958,847
Unigroup Guoxin Microelectronics Co. Ltd. , Class A .. 100,439 1,087,670
Unisplendour Corp. Ltd. , Class A .............. 345,254 1,225,044
United Nova Technology Co. Ltd. , Class A
(a)
....... 933,105 884,670
Verisilicon Microelectronics Shanghai Co. Ltd. , Class
A
(a)
................................. 66,977 1,492,289
Victory Giant Technology Huizhou Co. Ltd. , Class A .. 104,800 4,044,006
Vipshop Holdings Ltd. , ADR .................. 648,652 12,739,525
Wanhua Chemical Group Co. Ltd. , Class A ........ 381,691 3,633,018
Want Want China Holdings Ltd. ............... 9,916,000 5,943,046
Weichai Power Co. Ltd. , Class A ............... 894,244 2,196,490
Weichai Power Co. Ltd. , Class H .............. 3,964,800 9,848,843
Wens Foodstuff Group Co. Ltd. , Class A ......... 825,170 2,110,418
Western Mining Co. Ltd. , Class A .............. 314,100 1,026,652
Western Securities Co. Ltd. , Class A ............ 666,710 758,876
Western Superconducting Technologies Co. Ltd. , Class
A .................................. 89,021 835,552
Wingtech Technology Co. Ltd. , Class A
(a)
......... 168,400 977,431
Wintime Energy Group Co. Ltd. , Class A
(a)
........ 2,812,100 643,048
Wolong Electric Group Co. Ltd. , Class A ......... 193,800 1,145,143
Wuhan Guide Infrared Co. Ltd. , Class A
(a)
........ 587,232 1,021,193
Wuliangye Yibin Co. Ltd. , Class A .............. 463,228 7,736,811
WUS Printed Circuit Kunshan Co. Ltd. , Class A ..... 240,723 2,385,188
WuXi AppTec Co. Ltd. , Class A ................ 320,529 4,159,403
WuXi AppTec Co. Ltd. , Class H
(b)
.............. 765,970 10,007,810
Wuxi Biologics Cayman, Inc.
(a) (b)
............... 7,178,500 28,909,347
WuXi XDC Cayman, Inc.
(a)
................... 753,000 6,361,067
XCMG Construction Machinery Co. Ltd. , Class A .... 1,501,669 2,197,485
Xiamen Tungsten Co. Ltd. , Class A ............. 181,800 888,524
Xiaomi Corp. , Class B
(a) (b)
................... 35,422,800 188,297,938
Xinjiang Daqo New Energy Co. Ltd. , Class A
(a)
..... 236,942 965,036
Xinyi Solar Holdings Ltd.
(c)
................... 9,384,000 3,897,375
XPeng, Inc. , Class A
(a)
..................... 2,580,576 28,123,136
XtalPi Holdings Ltd.
(a)
...................... 3,453,000 4,467,709
Yadea Group Holdings Ltd.
(b) (c)
................ 2,560,000 4,062,876
Yankuang Energy Group Co. Ltd. , Class A ........ 727,130 1,431,924
Yankuang Energy Group Co. Ltd. , Class H ........ 6,714,660 8,775,294
Yantai Jereh Oilfield Services Group Co. Ltd. , Class A 124,998 999,914
Yealink Network Technology Corp. Ltd. , Class A .... 164,542 788,590
Yonghui Superstores Co. Ltd. , Class A
(a)
......... 1,097,900 632,032
Yonyou Network Technology Co. Ltd. , Class A
(a)
.... 419,251 850,312
Youngor Fashion Co. Ltd. , Class A ............. 592,000 647,179
YTO Express Group Co. Ltd. , Class A ........... 418,300 1,010,875
Yum China Holdings, Inc. ................... 767,110 37,089,095
Yunnan Aluminium Co. Ltd. , Class A ............ 484,200 1,701,043
Yunnan Baiyao Group Co. Ltd. , Class A .......... 228,982 1,817,505
Yunnan Yuntianhua Co. Ltd. , Class A ........... 240,200 1,054,892
Yutong Bus Co. Ltd. , Class A ................. 288,600 1,270,056
Zangge Mining Co. Ltd. , Class A ............... 226,110 1,951,895
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. ,
Class A .............................. 69,364 1,686,401
Zhaojin Mining Industry Co. Ltd. , Class H ......... 3,525,500 13,217,672
Zhejiang China Commodities City Group Co. Ltd. ,
Class A .............................. 615,400 1,438,224
Zhejiang Chint Electrics Co. Ltd. , Class A ......... 269,123 1,072,591

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
China (continued)
Zhejiang Dahua Technology Co. Ltd. , Class A ...... 475,784 $ 1,280,641
Zhejiang Expressway Co. Ltd. , Class H .......... 3,296,640 3,199,564
Zhejiang Huayou Cobalt Co. Ltd. , Class A ........ 229,715 2,021,176
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. ,
Class A .............................. 139,184 721,147
Zhejiang Juhua Co. Ltd. , Class A .............. 348,900 1,659,940
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(a) (b)
1,048,900 7,175,600
Zhejiang Longsheng Group Co. Ltd. , Class A ...... 128,000 189,869
Zhejiang NHU Co. Ltd. , Class A ............... 387,887 1,339,643
Zhejiang Sanhua Intelligent Controls Co. Ltd. , Class A 247,600 1,516,105
Zhejiang Wanfeng Auto Wheel Co. Ltd. , Class A .... 268,900 615,978
Zhejiang Weiming Environment Protection Co. Ltd. ,
Class A .............................. 219,100 701,901
Zhejiang Zheneng Electric Power Co. Ltd. , Class A .. 1,502,700 1,070,863
Zheshang Securities Co. Ltd. , Class A ........... 586,300 910,761
Zhongji Innolight Co. Ltd. , Class A ............. 138,240 10,135,630
Zhongjin Gold Corp. Ltd. , Class A .............. 596,100 1,899,030
Zhongtai Securities Co. Ltd. , Class A ............ 1,105,800 1,039,256
Zhuzhou CRRC Times Electric Co. Ltd. , Class A .... 17 120
Zhuzhou CRRC Times Electric Co. Ltd. , Class H .... 1,062,300 5,273,386
Zijin Mining Group Co. Ltd. , Class A ............ 2,673,300 10,861,226
Zijin Mining Group Co. Ltd. , Class H ............ 12,122,000 48,204,030
Zoomlion Heavy Industry Science and Technology Co.
Ltd. , Class A .......................... 912,254 1,044,982
ZTE Corp. , Class A ....................... 492,800 2,947,275
ZTE Corp. , Class H
(c)
...................... 1,515,400 6,148,018
ZTO Express Cayman, Inc. .................. 866,584 17,823,833
5,920,822,114
a
Colombia  —  0 .1%
Grupo Cibest SA ......................... 525,358 8,937,467
Interconexion Electrica SA ESP ............... 946,875 6,302,181
15,239,648
a
Czech Republic  —  0 .2%
CEZ A.S. .............................. 280,360 17,153,037
Komercni Banka A.S. ...................... 154,790 8,667,771
Moneta Money Bank A.S.
(b)
.................. 571,121 5,200,375
31,021,183
a
Egypt  —  0 .1%
Commercial International Bank - Egypt (CIB) ...... 4,739,915 10,696,092
Eastern Co. SAE ......................... 3,326,260 3,218,060
Talaat Moustafa Group ..................... 1,449,669 2,190,314
16,104,466
a
Greece  —  0 .6%
Alpha Bank SA .......................... 4,535,588 18,517,598
Eurobank Ergasias Services and Holdings SA ..... 5,311,232 21,036,663
FF Group
(a) (d)
............................ 246,892 3
Hellenic Telecommunications Organization SA ..... 344,180 6,840,683
JUMBO SA ............................. 240,171 7,624,750
National Bank of Greece SA ................. 1,796,889 28,156,862
OPAP SA .............................. 383,888 7,845,960
Piraeus Financial Holdings SA
(a)
............... 2,269,198 18,627,898
Public Power Corp. SA ..................... 376,892 7,618,759
116,269,176
a
Hong Kong  —  0 .0%
Zijin Gold International Co. Ltd.
(a)
.............. 441,300 7,890,023
a
Hungary  —  0 .3%
MOL Hungarian Oil & Gas PLC ............... 832,406 7,374,008
OTP Bank Nyrt .......................... 459,743 47,855,674
Security Shares Value
a
Hungary (continued)
Richter Gedeon Nyrt ....................... 286,403 $ 8,483,572
63,713,254
a
India  —  15 .8%
ABB India Ltd. ........................... 109,910 6,370,886
Adani Enterprises Ltd. ..................... 333,784 8,527,387
Adani Ports & Special Economic Zone Ltd. ........ 1,115,076 18,971,115
Adani Power Ltd.
(a)
........................ 6,030,380 9,970,004
Alkem Laboratories Ltd. .................... 86,530 5,504,363
Ambuja Cements Ltd. ...................... 1,266,051 7,806,507
APL Apollo Tubes Ltd. ..................... 372,654 7,178,505
Apollo Hospitals Enterprise Ltd. ............... 211,282 17,363,048
Ashok Leyland Ltd. ....................... 6,105,964 10,830,364
Asian Paints Ltd. ......................... 763,349 24,593,989
Astral Ltd. .............................. 257,160 4,150,965
AU Small Finance Bank Ltd.
(b)
................ 761,846 8,155,126
Aurobindo Pharma Ltd. ..................... 543,436 7,470,880
Avenue Supermarts Ltd.
(a) (b)
.................. 336,002 15,049,657
Axis Bank Ltd. ........................... 4,722,567 67,776,578
Bajaj Auto Ltd. ........................... 138,491 14,080,459
Bajaj Finance Ltd. ........................ 5,764,713 67,111,604
Bajaj Finserv Ltd. ......................... 792,650 18,613,465
Bajaj Holdings & Investment Ltd. .............. 56,044 7,222,256
Balkrishna Industries Ltd. ................... 158,499 4,102,796
Bank of Baroda .......................... 2,155,824 7,005,871
Bharat Electronics Ltd. ..................... 7,534,760 34,830,611
Bharat Forge Ltd. ......................... 507,782 8,170,633
Bharat Heavy Electricals Ltd. ................. 2,166,492 7,068,719
Bharat Petroleum Corp. Ltd. ................. 3,155,587 12,709,939
Bharti Airtel Ltd. .......................... 5,297,576 124,981,442
Bosch Ltd. ............................. 15,380 6,219,022
Britannia Industries Ltd. .................... 225,178 14,716,908
BSE Ltd. .............................. 286,992 9,354,740
Canara Bank ............................ 3,777,385 6,422,191
CG Power & Industrial Solutions Ltd. ............ 1,411,730 10,643,702
Cholamandalam Investment and Finance Co. Ltd. ... 873,919 17,026,128
Cipla Ltd. .............................. 1,167,883 20,024,149
Coal India Ltd. ........................... 3,803,068 16,033,848
Colgate-Palmolive India Ltd. ................. 255,780 6,210,581
Coromandel International Ltd. ................ 249,402 6,659,717
Cummins India Ltd. ....................... 288,330 14,475,353
Dabur India Ltd. .......................... 1,108,399 6,419,551
Divi's Laboratories Ltd. ..................... 248,692 18,028,523
Dixon Technologies India Ltd. ................ 74,922 12,280,972
DLF Ltd. ............................... 1,553,185 12,606,858
Dr Reddy's Laboratories Ltd. ................. 1,122,331 15,838,224
Eicher Motors Ltd. ........................ 284,516 22,481,427
Eternal Ltd.
(a)
............................ 4,996,029 16,834,325
Fortis Healthcare Ltd. ...................... 945,203 9,736,516
FSN E-Commerce Ventures Ltd.
(a)
............. 2,358,738 7,066,405
GAIL India Ltd. .......................... 4,789,331 9,464,904
GE Vernova T&D India Ltd. .................. 246,018 7,925,054
GMR Airports Ltd.
(a)
....................... 5,415,015 6,580,596
Godrej Consumer Products Ltd. ............... 846,927 10,868,690
Godrej Properties Ltd.
(a)
.................... 311,604 7,389,493
Grasim Industries Ltd. ...................... 561,473 17,233,245
Havells India Ltd. ......................... 461,419 7,444,831
HCL Technologies Ltd. ..................... 1,954,970 35,622,682
HDFC Asset Management Co. Ltd.
(b)
............ 395,548 11,841,581
HDFC Bank Ltd. ......................... 23,417,326 264,617,119
HDFC Life Insurance Co. Ltd.
(b)
............... 2,000,832 17,147,565
Hero MotoCorp Ltd. ....................... 248,233 17,176,240
Hindalco Industries Ltd. .................... 2,791,586 25,341,773
Hindustan Aeronautics Ltd. .................. 414,804 21,122,315
Hindustan Petroleum Corp. Ltd. ............... 1,984,227 10,177,206

iShares
®
MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
India (continued)
Hindustan Unilever Ltd. ..................... 1,695,010 $ 46,810,038
Hitachi Energy India Ltd. .................... 27,920 6,908,008
Hyundai Motor India Ltd. .................... 337,071 8,765,221
ICICI Bank Ltd. .......................... 10,883,679 169,484,325
ICICI Lombard General Insurance Co. Ltd.
(b)
....... 498,028 10,999,782
ICICI Prudential Life Insurance Co. Ltd.
(b)
......... 753,853 5,233,120
IDFC First Bank Ltd. ....................... 7,508,020 6,743,128
Indian Hotels Co. Ltd. (The) .................. 1,776,957 14,830,253
Indian Oil Corp. Ltd. ....................... 5,903,646 10,707,290
Indian Railway Catering & Tourism Corp. Ltd. ...... 505,029 3,888,564
Indus Towers Ltd.
(a)
....................... 2,729,378 12,279,438
IndusInd Bank Ltd.
(a)
....................... 1,189,103 11,445,440
Info Edge India Ltd. ....................... 746,035 11,133,691
Infosys Ltd. ............................. 6,835,033 119,926,233
InterGlobe Aviation Ltd.
(b)
................... 392,091 25,977,400
ITC Ltd. ............................... 6,192,584 28,061,052
Jindal Stainless Ltd. ....................... 699,302 6,050,132
Jindal Steel Ltd. .......................... 746,028 8,737,639
Jio Financial Services Ltd. ................... 5,909,309 20,293,921
JSW Energy Ltd. ......................... 891,040 4,883,165
JSW Steel Ltd. .......................... 1,271,256 16,548,068
Jubilant Foodworks Ltd. .................... 761,972 5,138,208
Kalyan Jewellers India Ltd. .................. 853,999 4,844,658
Kotak Mahindra Bank Ltd. ................... 2,248,829 53,558,612
Larsen & Toubro Ltd. ...................... 1,391,751 63,449,526
Lodha Developers Ltd.
(b)
.................... 618,805 7,973,684
LTIMindtree Ltd.
(b)
........................ 153,481 10,506,502
Lupin Ltd. .............................. 481,159 11,232,562
Mahindra & Mahindra Ltd. ................... 1,925,335 81,055,615
Mankind Pharma Ltd. ...................... 256,530 6,477,771
Marico Ltd. ............................. 1,090,380 8,754,522
Maruti Suzuki India Ltd. .................... 258,581 46,092,139
Max Healthcare Institute Ltd. ................. 1,612,977 21,017,074
Mphasis Ltd. ............................ 216,146 6,818,627
MRF Ltd. .............................. 4,894 8,354,100
Muthoot Finance Ltd. ...................... 250,395 10,500,586
Nestle India Ltd. ......................... 1,396,258 19,704,639
NHPC Ltd. ............................. 6,132,638 5,278,810
NMDC Ltd. ............................. 6,370,292 5,282,682
NTPC Ltd. ............................. 9,035,255 33,083,831
Oberoi Realty Ltd. ........................ 263,826 4,871,249
Oil & Natural Gas Corp. Ltd. ................. 6,496,056 17,722,958
Oil India Ltd. ............................ 996,005 4,615,342
One 97 Communications Ltd.
(a)
................ 789,673 11,694,312
Oracle Financial Services Software Ltd. .......... 45,871 4,177,794
Page Industries Ltd. ....................... 12,461 5,351,548
PB Fintech Ltd.
(a)
......................... 711,618 14,533,523
Persistent Systems Ltd. .................... 226,466 16,158,297
Petronet LNG Ltd. ........................ 1,580,232 4,811,614
Phoenix Mills Ltd. (The) .................... 408,040 7,943,542
PI Industries Ltd. ......................... 157,903 6,006,064
Pidilite Industries Ltd. ...................... 635,004 10,448,338
Polycab India Ltd. ........................ 109,656 9,183,344
Power Finance Corp. Ltd. ................... 3,081,563 12,541,452
Power Grid Corp. of India Ltd. ................ 9,624,786 29,130,782
Prestige Estates Projects Ltd. ................ 357,816 6,726,247
Punjab National Bank ...................... 4,788,881 6,687,661
Rail Vikas Nigam Ltd. ...................... 1,080,243 3,929,239
REC Ltd. .............................. 2,488,618 10,085,661
Reliance Industries Ltd. .................... 12,541,142 220,634,254
Samvardhana Motherson International Ltd. ....... 8,817,389 11,511,871
SBI Cards & Payment Services Ltd. ............ 600,143 5,905,317
SBI Life Insurance Co. Ltd.
(b)
................. 932,823 20,567,613
Shree Cement Ltd. ........................ 18,593 5,498,495
Security Shares Value
a
India (continued)
Shriram Finance Ltd. ...................... 2,917,496 $ 27,883,422
Siemens Energy India Ltd.
(a)
................. 183,340 6,484,839
Siemens Ltd. ............................ 184,977 6,838,819
Solar Industries India Ltd. ................... 56,206 8,359,039
SRF Ltd. .............................. 284,831 9,349,391
State Bank of India ........................ 3,728,555 40,923,995
Sun Pharmaceutical Industries Ltd. ............. 1,983,377 40,685,375
Sundaram Finance Ltd. ..................... 138,116 7,316,186
Supreme Industries Ltd. .................... 130,924 4,981,564
Suzlon Energy Ltd.
(a)
...................... 20,721,222 12,569,061
Swiggy Ltd.
(a)
........................... 1,787,538 7,590,087
Tata Communications Ltd. ................... 236,812 4,816,838
Tata Consultancy Services Ltd. ............... 1,858,539 65,464,671
Tata Consumer Products Ltd. ................. 1,231,055 16,160,931
Tata Motors Ltd.
(a)
........................ 4,204,095 16,544,246
Tata Motors Passenger Vehicles Ltd. ............ 4,159,124 16,649,807
Tata Power Co. Ltd. (The) ................... 3,337,464 14,602,930
Tata Steel Ltd. ........................... 15,459,041 29,114,653
Tech Mahindra Ltd. ....................... 1,108,094 18,875,175
Titan Co. Ltd. ........................... 733,668 32,145,467
Torrent Pharmaceuticals Ltd. ................. 248,218 10,326,614
Torrent Power Ltd. ........................ 366,878 5,412,647
Trent Ltd. .............................. 374,489 17,865,863
Tube Investments of India Ltd. ................ 222,649 6,943,475
TVS Motor Co. Ltd. ....................... 493,024 19,529,639
UltraTech Cement Ltd. ..................... 243,525 31,662,960
Union Bank of India Ltd. .................... 3,183,963 5,477,299
United Spirits Ltd. ........................ 610,316 9,904,522
UPL Ltd. ............................... 981,891 8,355,977
Varun Beverages Ltd. ...................... 2,810,513 15,185,843
Vedanta Ltd. ............................ 2,817,135 16,625,777
Vishal Mega Mart Ltd.
(a)
..................... 4,379,835 6,668,782
Vodafone Idea Ltd.
(a)
....................... 56,295,575 6,294,295
Voltas Ltd. ............................. 442,785 6,826,406
WAAREE Energies Ltd. .................... 175,742 6,260,222
Wipro Ltd. .............................. 5,369,526 15,044,919
Yes Bank Ltd.
(a)
.......................... 29,878,848 7,683,109
Zydus Lifesciences Ltd. .................... 435,106 4,599,274
3,242,240,295
a
Indonesia  —  1 .2%
Amman Mineral Internasional PT
(a)
............. 30,074,700 11,929,258
Astra International Tbk PT ................... 41,831,200 16,477,318
Bank Central Asia Tbk PT ................... 114,146,900 56,840,617
Bank Mandiri Persero Tbk PT ................ 76,861,800 22,325,416
Bank Negara Indonesia Persero Tbk PT ......... 30,790,952 7,887,360
Bank Rakyat Indonesia Persero Tbk PT .......... 140,492,408 31,119,904
Barito Pacific Tbk PT
(a)
..................... 48,208,787 10,379,620
Barito Renewables Energy Tbk PT ............. 15,798,100 9,103,564
Bumi Resources Minerals Tbk PT
(a)
............. 111,790,600 6,564,848
Chandra Asri Pacific Tbk PT ................. 17,518,200 7,784,199
Charoen Pokphand Indonesia Tbk PT ........... 15,930,145 4,430,593
Dian Swastatika Sentosa Tbk PT
(a)
............. 2,066,500 13,642,250
GoTo Gojek Tokopedia Tbk PT
(a)
............... 1,865,841,666 7,167,994
Indofood Sukses Makmur Tbk PT .............. 9,207,600 4,065,944
Petrindo Jaya Kreasi Tbk PT ................. 45,838,200 7,384,295
Sumber Alfaria Trijaya Tbk PT ................ 37,695,300 4,078,760
Telkom Indonesia Persero Tbk PT ............. 101,718,700 21,622,715
United Tractors Tbk PT ..................... 3,122,753 5,257,145
248,061,800
a
Kuwait  —  0 .7%
Boubyan Bank KSCP ...................... 3,191,703 7,351,471
Gulf Bank KSCP ......................... 4,226,707 4,905,396
Kuwait Finance House KSCP ................. 22,656,875 58,755,082

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Kuwait (continued)
Mabanee Co. KPSC ....................... 1,438,845 $ 5,043,809
Mobile Telecommunications Co. KSCP .......... 4,087,277 6,924,203
National Bank of Kuwait SAKP ................ 17,114,882 55,993,509
Warba Bank KSCP
(a)
...................... 4,696,150 4,452,214
143,425,684
a
Malaysia  —  1 .2%
AMMB Holdings Bhd ...................... 5,022,875 7,238,122
Axiata Group Bhd ........................ 6,017,200 3,515,233
CELCOMDIGI BHD ....................... 7,568,900 6,007,500
CIMB Group Holdings Bhd .................. 16,588,000 30,734,053
Gamuda Bhd ........................... 9,412,800 12,195,709
Hong Leong Bank Bhd ..................... 1,308,700 6,697,502
IHH Healthcare Bhd ....................... 4,444,700 8,890,010
IOI Corp. Bhd ........................... 5,386,620 5,206,403
Kuala Lumpur Kepong Bhd .................. 1,074,900 5,254,200
Malayan Banking Bhd ...................... 12,130,700 29,104,189
Maxis Bhd ............................. 5,123,700 4,952,354
MISC Bhd .............................. 2,797,100 5,088,197
MR DIY Group M Bhd
(b)
..................... 6,698,200 2,449,342
Nestle Malaysia Bhd ....................... 148,600 3,846,313
Petronas Chemicals Group Bhd ............... 5,015,300 3,643,951
Petronas Dagangan Bhd .................... 648,700 3,114,773
Petronas Gas Bhd ........................ 1,642,000 6,961,365
Press Metal Aluminium Holdings Bhd ........... 7,736,700 12,572,480
Public Bank Bhd ......................... 29,662,750 31,240,652
QL Resources Bhd ........................ 3,494,800 3,425,031
RHB Bank Bhd .......................... 3,097,025 5,210,912
SD Guthrie Bhd .......................... 4,461,373 5,624,623
Sunway Bhd ............................ 5,176,700 6,837,606
Telekom Malaysia Bhd ..................... 2,660,400 4,779,347
Tenaga Nasional Bhd ...................... 5,543,450 17,692,941
YTL Corp. Bhd .......................... 6,084,140 3,142,679
YTL Power International Bhd ................. 6,144,600 4,856,216
240,281,703
a
Mexico  —  1 .9%
Alfa SAB de CV , Class A .................... 7,469,196 5,872,998
America Movil SAB de CV , Series B ............ 37,195,154 42,863,548
Arca Continental SAB de CV ................. 1,047,408 10,472,363
Cemex SAB de CV, CPO , NVS ............... 31,102,550 33,514,141
Coca-Cola Femsa SAB de CV ................ 1,066,137 9,334,306
Fibra Uno Administracion SA de CV ............ 5,826,381 8,551,259
Fomento Economico Mexicano SAB de CV ....... 3,541,463 33,971,031
Gruma SAB de CV , Class B .................. 319,617 5,573,432
Grupo Aeroportuario del Centro Norte SAB de CV ... 588,054 7,888,811
Grupo Aeroportuario del Pacifico SAB de CV , Class B 793,834 18,974,198
Grupo Aeroportuario del Sureste SAB de CV , Class B 368,212 11,136,094
Grupo Bimbo SAB de CV , Series A ............. 2,678,846 8,489,868
Grupo Carso SAB de CV , Series A1 ............ 1,189,341 8,170,911
Grupo Comercial Chedraui SA de CV
(c)
.......... 613,719 4,460,118
Grupo Financiero Banorte SAB de CV , Class O .... 5,198,839 50,042,483
Grupo Financiero Inbursa SAB de CV , Series O .... 3,448,029 8,235,252
Grupo Mexico SAB de CV , Series B ............ 6,432,528 55,843,946
Industrias Penoles SAB de CV
(a)
............... 414,421 17,719,492
Kimberly-Clark de Mexico SAB de CV , Class A ..... 3,084,163 6,326,402
Prologis Property Mexico SA de CV ............ 2,203,074 9,431,771
Promotora y Operadora de Infraestructura SAB de CV 401,865 5,492,294
Wal-Mart de Mexico SAB de CV ............... 10,625,790 35,597,355
397,962,073
a
Peru  —  0 .3%
Cia de Minas Buenaventura SAA , ADR .......... 344,720 8,542,162
Credicorp Ltd. ........................... 137,848 35,455,884
Security Shares Value
a
Peru (continued)
Southern Copper Corp. ..................... 186,920 $ 25,193,077
69,191,123
a
Philippines  —  0 .4%
Ayala Corp. ............................. 535,686 4,338,833
Ayala Land, Inc. .......................... 13,566,600 4,712,850
Bank of the Philippine Islands ................ 4,369,208 8,679,559
BDO Unibank, Inc. ........................ 5,082,272 11,361,110
International Container Terminal Services, Inc. ..... 2,124,330 19,664,835
Jollibee Foods Corp. ...................... 968,619 3,121,603
Manila Electric Co. ........................ 520,400 5,248,812
Metropolitan Bank & Trust Co. ................ 3,883,575 4,370,636
PLDT, Inc. ............................. 163,248 3,603,465
SM Investments Corp. ..................... 476,312 6,010,246
SM Prime Holdings, Inc. .................... 21,570,125 8,467,622
79,579,571
a
Poland  —  1 .0%
Allegro.eu SA
(a) (b)
......................... 1,403,928 12,337,754
Bank Millennium SA
(a)
...................... 1,250,949 5,350,266
Bank Polska Kasa Opieki SA ................. 376,147 20,638,412
Budimex SA
(c)
........................... 26,326 4,509,563
CCC SA
(a) (c)
............................. 108,705 4,023,212
CD Projekt SA ........................... 132,858 9,337,852
Dino Polska SA
(a) (b)
........................ 1,009,720 11,294,886
KGHM Polska Miedz SA
(a)
................... 289,813 16,811,005
LPP SA ............................... 2,318 10,805,682
mBank SA
(a)
............................ 31,354 8,780,178
ORLEN SA ............................. 1,196,770 30,817,311
PGE Polska Grupa Energetyczna SA
(a)
.......... 1,850,189 5,004,128
Powszechna Kasa Oszczednosci Bank Polski SA ... 1,802,689 38,222,950
Powszechny Zaklad Ubezpieczen SA ........... 1,238,064 21,347,983
Santander Bank Polska SA .................. 84,440 11,917,105
Zabka Group SA
(a)
........................ 683,211 4,359,595
215,557,882
a
Qatar  —  0 .7%
Al Rayan Bank .......................... 12,446,586 7,449,284
Barwa Real Estate Co. ..................... 4,198,031 2,956,733
Commercial Bank PSQC (The) ................ 6,770,994 7,484,522
Dukhan Bank ........................... 4,025,144 3,839,728
Industries Qatar QSC ...................... 3,076,908 10,256,641
Mesaieed Petrochemical Holding Co. ........... 11,689,863 3,766,547
Ooredoo QPSC .......................... 1,677,899 5,874,872
Qatar Electricity & Water Co. QSC ............. 905,515 3,681,783
Qatar Fuel QSC .......................... 1,217,732 4,998,017
Qatar Gas Transport Co. Ltd. ................. 5,611,838 6,948,400
Qatar International Islamic Bank QSC ........... 2,016,409 6,113,013
Qatar Islamic Bank QPSC ................... 3,693,400 23,564,507
Qatar National Bank QPSC .................. 9,560,536 47,476,118
134,410,165
a
Russia  —  0 .0%
Alrosa PJSC
(a) (d)
.......................... 9,805,890 1,263
Mobile TeleSystems PJSC
(a) (d)
................ 3,162,662 408
Moscow Exchange MICEX-RTS PJSC
(a) (d)
........ 5,279,850 680
Ozon Holdings PLC , ADR
(a) (d)
................. 197,078 26
PhosAgro PJSC
(a) (d)
....................... 3,367 34
PhosAgro PJSC , GDR
(a) (d) (e)
.................. 2 —
Polyus PJSC
(a) (d)
......................... 1,264,900 16
Rosneft Oil Co. PJSC
(a) (d)
.................... 4,281,715 552
Sberbank of Russia PJSC
(a) (d)
................. 39,606,181 5,102
Severstal PAO
(a) (d)
........................ 805,849 104
T-Tekhnologii MKPAO , GDR
(a) (d) (e)
.............. 445,207 57
United Co. RUSAL International PJSC
(a) (d)
........ 11,428,270 1,472

iShares
®
MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Russia (continued)
VK IPJSC , GDR
(a) (d)
....................... 404,870 $ 52
VTB Bank PJSC
(a) (d)
....................... 2,356,794 —
X5 Retail Group N.V. , GDR
(a) (d) (e)
............... 424,766 55
9,821
a
Saudi Arabia  —  2 .9%
ACWA Power Co.
(a)
....................... 317,179 16,158,590
Ades Holding Co. ......................... 694,025 3,149,436
Al Rajhi Bank ........................... 4,038,632 103,300,216
Alinma Bank ............................ 2,478,722 16,010,413
Almarai Co. JSC ......................... 1,033,159 12,310,618
Arab National Bank ....................... 1,878,880 11,111,786
Arabian Internet & Communications Services Co. ... 47,241 2,830,846
Bank AlBilad ............................ 1,528,496 10,684,149
Bank Al-Jazira
(a)
.......................... 1,292,275 3,986,593
Banque Saudi Fransi ...................... 2,552,821 11,191,448
Bupa Arabia for Cooperative Insurance Co. ....... 171,587 6,724,982
Co. for Cooperative Insurance (The) ............ 151,249 4,858,256
Dallah Healthcare Co. ...................... 73,818 2,562,276
Dar Al Arkan Real Estate Development Co.
(a)
...... 1,083,583 4,526,951
Dr Sulaiman Al Habib Medical Services Group Co. .. 180,727 11,648,773
Elm Co. ............................... 50,500 10,319,265
Etihad Etisalat Co. ........................ 784,658 13,155,030
Jabal Omar Development Co.
(a)
............... 1,192,487 4,832,815
Jarir Marketing Co. ........................ 1,216,491 4,118,838
Makkah Construction & Development Co. ........ 202,113 4,514,806
Mouwasat Medical Services Co. ............... 203,596 3,766,924
Riyad Bank ............................. 3,053,851 21,005,944
SABIC Agri-Nutrients Co. ................... 475,345 14,777,752
Sahara International Petrochemical Co. .......... 728,196 3,263,063
SAL Saudi Logistics Services ................. 75,767 3,433,654
Saudi Arabian Mining Co.
(a)
.................. 2,779,731 45,217,425
Saudi Arabian Oil Co.
(b)
..................... 12,375,544 81,279,269
Saudi Awwal Bank ........................ 2,079,086 16,987,840
Saudi Basic Industries Corp. ................. 1,851,038 27,212,077
Saudi Electricity Co. ....................... 1,714,328 6,451,234
Saudi Investment Bank (The) ................. 1,298,325 4,487,165
Saudi National Bank (The) ................... 6,051,583 59,561,882
Saudi Research & Media Group
(a)
.............. 72,844 2,768,601
Saudi Tadawul Group Holding Co. ............. 100,811 4,525,336
Saudi Telecom Co. ........................ 4,111,125 46,787,715
Yanbu National Petrochemical Co. ............. 566,947 4,604,967
604,126,935
a
South Africa  —  3 .6%
Absa Group Ltd. ......................... 1,756,303 21,396,083
Anglogold Ashanti PLC ..................... 1,042,442 88,881,559
Bid Corp. Ltd. ........................... 694,737 16,585,177
Bidvest Group Ltd. ........................ 670,626 9,003,183
Capitec Bank Holdings Ltd. .................. 179,559 40,730,925
Clicks Group Ltd. ......................... 492,010 10,005,462
Discovery Ltd. ........................... 1,127,534 14,465,119
FirstRand Ltd. ........................... 10,426,770 49,758,067
Gold Fields Ltd. .......................... 1,847,333 78,107,948
Harmony Gold Mining Co. Ltd. ................ 1,184,720 23,157,491
Impala Platinum Holdings Ltd. ................ 1,869,265 23,524,934
MTN Group Ltd. .......................... 3,579,901 33,087,705
Naspers Ltd. , Class N ...................... 1,614,397 100,997,351
Nedbank Group Ltd. ....................... 950,323 14,198,821
NEPI Rockcastle N.V.
(a)
..................... 1,186,990 10,168,799
Northam Platinum Holdings Ltd. ............... 696,626 12,425,497
OUTsurance Group Ltd. .................... 1,745,997 7,397,752
Pepkor Holdings Ltd.
(b)
..................... 7,293,203 11,164,535
Reinet Investments SCA .................... 291,183 9,852,872
Remgro Ltd. ............................ 1,041,574 10,586,104
Security Shares Value
a
South Africa (continued)
Sanlam Ltd. ............................ 3,726,409 $ 19,980,891
Sasol Ltd.
(a)
............................. 1,190,688 7,771,711
Shoprite Holdings Ltd. ..................... 994,456 15,956,883
Sibanye Stillwater Ltd.
(a) (c)
................... 5,809,156 19,169,970
Standard Bank Group Ltd. ................... 2,720,124 42,049,866
Valterra Platinum Ltd. ...................... 545,433 37,877,961
Vodacom Group Ltd. ...................... 1,288,327 10,102,577
738,405,243
a
South Korea  —  11 .7%
Alteogen, Inc.
(a)
.......................... 82,885 30,139,129
Amorepacific Corp. ....................... 59,117 5,007,623
APR Corp.
(a)
............................ 50,102 8,704,356
Celltrion, Inc. ............................ 313,466 39,674,110
Coway Co. Ltd. .......................... 112,070 6,571,955
DB Insurance Co. Ltd. ..................... 95,037 8,071,506
Doosan Bobcat, Inc.
(a)
...................... 113,311 4,267,192
Doosan Co. Ltd.
(c)
........................ 15,526 9,290,366
Doosan Enerbility Co. Ltd.
(a)
.................. 925,377 48,247,721
Ecopro BM Co. Ltd.
(a)
...................... 100,820 10,313,132
Ecopro Co. Ltd. .......................... 208,686 12,034,360
Hana Financial Group, Inc. .................. 578,361 36,798,181
Hanjin Kal Corp.
(c)
........................ 49,229 3,446,170
Hankook Tire & Technology Co. Ltd. ............ 151,348 6,333,816
Hanmi Semiconductor Co. Ltd. ................ 88,464 7,468,278
Hanwha Aerospace Co. Ltd. ................. 68,901 39,996,122
Hanwha Ocean Co. Ltd.
(a)
................... 282,145 20,710,505
Hanwha Systems Co. Ltd. ................... 155,153 4,883,796
HD Hyundai Co. Ltd. ...................... 90,289 12,095,046
HD Hyundai Electric Co. Ltd. ................. 48,639 25,767,319
HD Hyundai Heavy Industries Co. Ltd.
(c)
.......... 75,593 27,581,445
HD Hyundai Marine Solution Co. Ltd. ........... 25,007 3,173,826
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 87,982 24,576,525
HLB, Inc.
(a) (c)
............................ 244,263 7,813,576
HMM Co. Ltd. ........................... 488,598 6,374,290
HYBE Co. Ltd.
(a)
......................... 47,533 9,712,389
Hyosung Heavy Industries Corp.
(c)
............. 11,566 15,032,767
Hyundai Glovis Co. Ltd. .................... 77,849 8,721,101
Hyundai Mobis Co. Ltd. ..................... 123,041 25,944,900
Hyundai Motor Co. ........................ 273,587 48,724,887
Hyundai Rotem Co. Ltd. .................... 156,715 18,767,568
Industrial Bank of Korea .................... 572,684 8,016,466
Kakao Corp. ............................ 638,492 25,570,606
KakaoBank Corp.
(c)
....................... 344,550 5,087,190
KB Financial Group, Inc. .................... 747,384 63,755,417
Kia Corp. .............................. 485,918 37,755,580
Korea Aerospace Industries Ltd.
(c)
.............. 150,941 11,218,681
Korea Electric Power Corp. .................. 529,013 19,023,568
Korea Investment Holdings Co. Ltd. ............ 87,639 9,582,016
Korea Zinc Co. Ltd. ....................... 8,077 7,401,290
Korean Air Lines Co. Ltd. ................... 378,528 5,644,145
Krafton, Inc.
(a)
........................... 58,698 10,308,616
KT&G Corp. ............................ 197,901 19,579,503
LG Chem Ltd. ........................... 101,932 25,975,294
LG Corp. .............................. 183,765 9,873,124
LG Display Co. Ltd.
(a) (c)
..................... 626,612 5,365,809
LG Electronics, Inc. ....................... 215,596 12,581,838
LG Energy Solution Ltd.
(a)
................... 96,540 26,864,272
LG H&H Co. Ltd.
(c)
........................ 18,737 3,529,871
LG Uplus Corp. .......................... 443,380 4,540,375
LIG Nex1 Co. Ltd. ........................ 26,994 7,053,608
LS Electric Co. Ltd. ....................... 31,094 9,760,584
Meritz Financial Group, Inc. .................. 165,032 12,223,027
Mirae Asset Securities Co. Ltd.
(c)
.............. 417,732 6,226,405
NAVER Corp. ........................... 290,346 48,345,316

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
South Korea (continued)
NH Investment & Securities Co. Ltd. ............ 315,279 $ 4,440,809
POSCO Future M Co. Ltd.
(a) (c)
................ 72,312 10,180,887
POSCO Holdings, Inc. ..................... 149,888 31,630,345
Posco International Corp. ................... 110,744 4,038,775
Samsung Biologics Co. Ltd.
(a) (b)
............... 24,110 26,427,376
Samsung C&T Corp. ...................... 176,268 27,067,545
Samsung Electro-Mechanics Co. Ltd. ........... 115,888 19,867,859
Samsung Electronics Co. Ltd. ................ 9,753,131 669,872,808
Samsung Episholdings Co. Ltd.
(a)
.............. 12,959 3,780,241
Samsung Fire & Marine Insurance Co. Ltd. ....... 62,208 20,367,288
Samsung Heavy Industries Co. Ltd.
(a)
........... 1,456,839 24,426,246
Samsung Life Insurance Co. Ltd. .............. 164,521 17,157,593
Samsung SDI Co. Ltd.
(c)
.................... 124,192 25,378,151
Samsung SDS Co. Ltd. ..................... 86,913 9,977,521
Samyang Foods Co. Ltd. .................... 8,620 8,483,648
Shinhan Financial Group Co. Ltd. .............. 894,327 47,803,517
SK Biopharmaceuticals Co. Ltd.
(a) (c)
............. 64,990 6,198,177
SK hynix, Inc. ........................... 1,125,591 407,710,697
SK Innovation Co. Ltd. ..................... 140,726 11,031,591
SK Square Co. Ltd.
(a)
...................... 190,887 38,977,048
SK Telecom Co. Ltd. ....................... 146,554 5,345,566
SK, Inc. ............................... 74,898 13,555,848
S-Oil Corp.
(a)
............................ 89,972 4,699,937
Woori Financial Group, Inc. .................. 1,365,087 24,729,490
Yuhan Corp. ............................ 116,344 9,685,090
2,404,360,611
a
Taiwan  —  20 .0%
Accton Technology Corp.
(c)
.................. 1,045,000 34,236,035
Advantech Co. Ltd. ....................... 988,213 9,088,781
Airtac International Group ................... 292,526 8,437,799
Alchip Technologies Ltd. .................... 159,000 16,810,917
ASE Technology Holding Co. Ltd. .............. 6,856,110 50,290,860
Asia Cement Corp. ........................ 4,724,077 5,845,108
Asia Vital Components Co. Ltd. ............... 684,000 30,112,332
ASPEED Technology, Inc. ................... 60,000 14,066,154
Asustek Computer, Inc. ..................... 1,457,968 27,979,587
Bizlink Holding, Inc. ....................... 350,000 18,028,230
Caliway Biopharmaceuticals Co. Ltd.
(a)
.......... 2,105,000 10,561,936
Catcher Technology Co. Ltd.
(c)
................ 1,138,210 7,291,269
Cathay Financial Holding Co. Ltd.
(c)
............. 19,603,000 40,132,738
Chailease Holding Co. Ltd.
(c)
................. 3,169,671 10,415,384
Chang Hwa Commercial Bank Ltd. ............. 13,336,780 8,589,152
Cheng Shin Rubber Industry Co. Ltd.
(c)
.......... 3,660,128 3,711,948
China Airlines Ltd.
(c)
....................... 5,941,000 3,640,457
China Steel Corp.
(c)
....................... 24,274,313 14,132,145
Chroma ATE, Inc. ......................... 742,000 19,418,028
Chunghwa Telecom Co. Ltd. ................. 7,835,410 32,622,379
Compal Electronics, Inc.
(c)
................... 8,574,908 8,037,259
CTBC Financial Holding Co. Ltd. .............. 34,559,772 47,883,492
Delta Electronics, Inc. ...................... 4,014,000 119,659,181
E Ink Holdings, Inc.
(c)
...................... 1,762,000 10,806,660
E.Sun Financial Holding Co. Ltd. .............. 29,975,845 29,003,345
Eclat Textile Co. Ltd.
(c)
...................... 397,427 5,562,120
Elite Material Co. Ltd. ...................... 616,000 30,094,084
eMemory Technology, Inc.
(c)
.................. 130,000 8,512,748
Eva Airways Corp. ........................ 5,575,000 6,064,790
Evergreen Marine Corp. Taiwan Ltd.
(c)
........... 2,246,324 12,867,015
Far Eastern New Century Corp. ............... 6,007,038 5,402,367
Far EasTone Telecommunications Co. Ltd. ........ 3,635,000 10,209,120
Feng TAY Enterprise Co. Ltd. ................. 995,593 4,105,049
First Financial Holding Co. Ltd. ................ 23,937,666 21,067,690
Formosa Chemicals & Fibre Corp. ............. 7,233,090 7,709,913
Formosa Plastics Corp.
(c)
.................... 8,013,280 10,641,476
Fortune Electric Co. Ltd. .................... 328,190 7,345,329
Security Shares Value
a
Taiwan (continued)
Fubon Financial Holding Co. Ltd.
(c)
............. 17,398,496 $ 51,387,928
Gigabyte Technology Co. Ltd.
(c)
............... 1,112,000 8,656,361
Global Unichip Corp. ...................... 181,000 13,112,807
Globalwafers Co. Ltd.
(c)
..................... 553,000 6,638,346
Gold Circuit Electronics Ltd. .................. 643,000 13,036,552
Hon Hai Precision Industry Co. Ltd. ............. 25,892,873 186,582,331
Hotai Motor Co. Ltd. ....................... 637,380 12,412,731
Hua Nan Financial Holdings Co. Ltd. ............ 18,589,576 17,452,706
Innolux Corp. ........................... 15,747,809 6,808,513
International Games System Co. Ltd.
(c)
.......... 470,000 11,141,885
Inventec Corp.
(c)
......................... 5,467,281 7,613,649
Jentech Precision Industrial Co. Ltd. ............ 177,000 16,465,831
KGI Financial Holding Co. Ltd. ................ 33,343,730 16,746,641
King Slide Works Co. Ltd.
(c)
.................. 119,000 14,515,152
King Yuan Electronics Co. Ltd. ................ 2,197,000 16,092,018
Largan Precision Co. Ltd. ................... 207,000 14,583,567
Lite-On Technology Corp. ................... 4,104,246 20,853,398
Lotes Co. Ltd. ........................... 174,000 7,290,405
MediaTek, Inc. ........................... 3,136,338 139,764,402
Mega Financial Holding Co. Ltd.
(c)
.............. 24,532,623 31,368,580
Nan Ya Plastics Corp. ...................... 10,583,160 19,933,437
Nien Made Enterprise Co. Ltd.
(c)
............... 375,000 4,459,487
Novatek Microelectronics Corp.
(c)
.............. 1,193,000 14,828,940
Pegatron Corp. .......................... 4,127,414 9,494,324
PharmaEssentia Corp. ..................... 613,680 10,103,401
President Chain Store Corp.
(c)
................ 1,182,000 9,031,536
Quanta Computer, Inc.
(c)
.................... 5,566,000 50,170,271
Realtek Semiconductor Corp.
(c)
............... 1,010,637 16,818,169
Shanghai Commercial & Savings Bank Ltd. (The)
(c)
.. 8,035,229 10,018,472
SinoPac Financial Holdings Co. Ltd. ............ 25,413,614 21,842,395
Taiwan Business Bank ..................... 15,082,485 7,622,316
Taiwan Cooperative Financial Holding Co. Ltd. ..... 22,749,702 17,298,798
Taiwan High Speed Rail Corp. ................ 3,911,000 3,484,721
Taiwan Mobile Co. Ltd.
(c)
.................... 3,627,600 12,491,535
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 50,709,000 2,338,008,526
TCC Group Holdings Co. Ltd. ................ 13,857,748 10,101,136
Teco Electric and Machinery Co. Ltd. ............ 2,352,000 6,589,887
TS Financial Holding Co. Ltd. ................. 43,894,443 25,262,576
Unimicron Technology Corp. ................. 2,710,000 16,165,663
Uni-President Enterprises Corp. ............... 9,935,839 24,244,321
United Microelectronics Corp.
(c)
............... 23,322,000 34,242,596
Vanguard International Semiconductor Corp. ...... 2,195,157 6,352,174
Wan Hai Lines Ltd.
(c)
....................... 1,454,090 3,740,206
Wistron Corp. ........................... 6,210,000 28,706,634
Wiwynn Corp.
(c)
.......................... 229,000 33,459,083
Yageo Corp. ............................ 3,426,720 25,743,610
Yang Ming Marine Transport Corp.
(c)
............ 3,530,000 5,859,486
Yuanta Financial Holding Co. Ltd. .............. 22,135,054 25,491,971
Zhen Ding Technology Holding Ltd.
(c)
............ 1,460,075 6,786,954
4,121,259,305
a
Thailand  —  1 .0%
Advanced Info Service PCL , NVDR ............. 2,140,100 20,455,471
Airports of Thailand PCL , NVDR
(c)
.............. 8,813,400 11,941,684
Bangkok Dusit Medical Services PCL , NVDR ...... 22,812,000 13,487,116
Bumrungrad Hospital PCL , NVDR ............. 1,250,000 6,594,831
Central Pattana PCL , NVDR ................. 4,064,600 6,778,335
Charoen Pokphand Foods PCL , NVDR .......... 7,605,700 4,803,925
CP ALL PCL , NVDR
(c)
...................... 11,063,200 14,902,153
CP AXTRA PCL , NVDR
(c)
................... 4,044,402 2,042,401
Delta Electronics Thailand PCL , NVDR .......... 6,445,000 40,581,409
Gulf Development PCL , NVDR
(a)
............... 9,295,964 11,796,062
Kasikornbank PCL , NVDR ................... 1,193,100 6,918,663
Krung Thai Bank PCL , NVDR ................ 7,116,100 6,087,306
Minor International PCL , NVDR
(c)
.............. 6,789,320 4,651,908

iShares
®
MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Thailand (continued)
PTT Exploration & Production PCL , NVDR
(c)
....... 2,818,139 $ 9,331,018
PTT PCL , NVDR ......................... 20,363,800 19,467,458
SCB X PCL , NVDR ....................... 1,684,100 6,807,868
Siam Cement PCL (The) , NVDR
(c)
.............. 1,570,700 9,121,892
TMBThanachart Bank PCL , NVDR
(c)
............ 48,539,900 2,914,286
True Corp. PCL , NVDR
(c)
.................... 21,398,820 7,193,117
205,876,903
a
Turkey  —  0 .4%
Akbank TAS ............................ 6,360,279 9,703,527
Aselsan Elektronik Sanayi Ve Ticaret A.S. ........ 2,832,612 12,237,288
BIM Birlesik Magazalar A.S. .................. 930,357 11,764,616
Enka Insaat ve Sanayi A.S. .................. 2 3
Eregli Demir ve Celik Fabrikalari TAS
(c)
.......... 7,050,990 3,962,913
Ford Otomotiv Sanayi A.S. .................. 1,419,946 3,163,008
Haci Omer Sabanci Holding A.S. .............. 2,355,434 4,544,064
KOC Holding A.S.
(c)
....................... 1,541,180 6,116,284
Turk Hava Yollari AO ...................... 1,110,872 7,134,507
Turkcell Iletisim Hizmetleri A.S. ................ 2,507,654 5,529,888
Turkiye Is Bankasi A.S. , Class C ............... 18,118,176 5,794,327
Turkiye Petrol Rafinerileri A.S. ................ 1,982,584 9,094,970
Yapi ve Kredi Bankasi A.S.
(a)
................. 7,000,392 5,822,191
84,867,586
a
United Arab Emirates  —  1 .4%
Abu Dhabi Commercial Bank PJSC ............ 6,315,441 24,253,123
Abu Dhabi Islamic Bank PJSC ................ 3,009,302 16,310,889
Abu Dhabi National Oil Co. for Distribution PJSC ... 6,233,073 6,533,708
ADNOC Drilling Co. PJSC ................... 6,745,930 9,605,950
Adnoc Gas PLC .......................... 12,553,891 11,144,231
ADNOC Logistics & Services ................. 2,995,807 4,601,157
Aldar Properties PJSC ..................... 8,008,853 17,780,590
Americana Restaurants International PLC ........ 5,884,180 2,771,589
Dubai Electricity & Water Authority PJSC ......... 12,374,236 9,200,503
Dubai Islamic Bank PJSC ................... 5,987,663 14,955,086
Emaar Development PJSC .................. 2,109,415 8,445,453
Emaar Properties PJSC .................... 13,713,701 49,686,604
Emirates NBD Bank PJSC ................... 3,955,746 26,279,375
Emirates Telecommunications Group Co. PJSC .... 7,221,314 35,390,406
First Abu Dhabi Bank PJSC .................. 9,165,480 39,531,851
Salik Co. PJSC .......................... 3,866,949 6,043,342
Two Point Zero Group PJSC
(a)
................ 6,913,627 4,818,703
287,352,560
a
Total Common Stocks — 98.1%
(Cost: $ 13,334,409,138 ) .............................. 20,184,286,493
a
Preferred Stocks
Brazil  —  1 .1%
Axia Energia , Class B , Preference Shares, NVS .... 531,756 6,703,422
Banco Bradesco SA , Preference Shares , NVS ..... 10,926,172 40,406,275
Cia Energetica de Minas Gerais , Preference Shares ,
NVS ................................ 3,581,032 7,694,940
Cia Paranaense de Energia - Copel , Preference
Shares , NVS .......................... 2,215,654 5,939,846
Gerdau SA , Preference Shares , NVS ........... 2,652,363 9,525,521
Itau Unibanco Holding SA , Preference Shares , NVS . 10,993,904 85,721,083
Itausa SA , Preference Shares , NVS ............ 12,017,427 27,669,226
Petroleo Brasileiro SA - Petrobras , Preference Shares ,
NVS ................................ 9,387,133 55,747,561
239,407,874
a
Security Shares Value
a
Chile  —  0 .1%
Sociedad Quimica y Minera de Chile SA , Class B ,
Preference Shares
(a)
..................... 295,558 $ 18,995,153
a
Colombia  —  0 .1%
Grupo Cibest SA , Preference Shares ........... 933,121 14,647,168
a
India  —  0 .0%
TVS Motor Co. Ltd. , Preference Shares , NVS
(a)
..... 2,002,504 223,875
a
South Korea  —  0 .5%
Hyundai Motor Co. , Series 1, Preference Shares , NVS 46,114 6,039,322
Hyundai Motor Co. , Series 2, Preference Shares , NVS 72,199 9,565,684
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 1,678,188 85,827,651
101,432,657
a
Total Preferred Stocks — 1.8%
(Cost: $ 165,414,390 ) ................................ 374,706,727
a
Rights
China  —  0 .0%
Kangmei Pharmaceutical Co. Ltd. (Expires
12/31/49 )
(a) (d)
.......................... 244,577 —
a
Taiwan  —  0 .0%
Unimicron Technology Corp. (Expires 01/05/26 )
(a)
... 2,710,000 137,302
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 137,302
a
Total Long-Term Investments — 99.9%
(Cost: $ 13,499,823,528 ) .............................. 20,559,130,522
a
Short-Term Securities
Money Market Funds  —  2 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.11%
(f) (g) (h)
...................... 425,468,873 425,681,607
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.94%
(f) (g)
............................. 79,939,819 79,939,819
a
Total Short-Term Securities — 2.5%
(Cost: $ 505,350,126 ) ................................ 505,621,426
Total Investments —  102.4%
(Cost: $ 14,005,173,654 ) .............................. 21,064,751,948
Liabilities in Excess of Other Assets — ( 2 .4 ) % ............... (484,685,461)
Net Assets — 100.0% ................................. $ 20,580,066,487
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
MSCI Emerging Markets ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
  Shares Held
at 11/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 447,346,856 $ — $ (21,669,868)
(a)
$ 22,251 $ (17,632) $ 425,681,607 425,468,873 $ 1,861,881
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 106,080,000 — (26,140,181)
(a)
— — 79,939,819 79,939,819 1,238,657 —
$ 22,251 $ (17,632)
$ 505,621,426
$ 3,100,538 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 263 12/19/25 $ 18,115 $ 268,263

iShares
®
MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025

Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,251,312,641  $ 17,932,964,028  $ 9,824  $ 20,184,286,493
Preferred Stocks ......................................... 273,050,195  101,656,532  —  374,706,727
Rights ................................................ 137,302  —  —  137,302
Short-Term Securities
Money Market Funds ...................................... 505,621,426  —  —  505,621,426
$ 3,030,121,564  $ 18,034,620,560  $ 9,824  $ 21,064,751,948
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 268,263  $ —  $ —  $ 268,263
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
CPO Certificate of  Participation (Ordinary)
GDR Global Depositary Receipt
IPJSC International Public Joint Stock Company
JSC Joint Stock Company
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company
Fair Value Hierarchy as of Period End (continued)